Notes Payable (Details Narrative) - USD ($)							1 Months Ended		3 Months Ended				4 Months Ended	5 Months Ended	9 Months Ended		12 Months Ended
	May 14, 2019	Apr. 10, 2019	Jan. 23, 2019	Jan. 29, 2018	Jan. 25, 2018	Jan. 04, 2018	Apr. 30, 2019	Jul. 31, 2018	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Jul. 25, 2017
Debt Instrument [Line Items]
Repayment of other debt							$ 710,000
Repayment of related party debt															$ 50,000	$ 50,000	$ 50,000
Number of shares issued for interest on other notes payable							590,989
Number of shares issued for interest on other notes payable, value							$ 590,989
Warrants issued in connection with convertible debt									$ 330,713	$ 217,641	$ 38,763	$ 305,055				343,818	343,818
Beneficial conversion feature																		1,085,985
Proceeds from related party debt															$ 100,000	650,000	$ 650,000	$ 300,000
Warrants [Member]
Debt Instrument [Line Items]
Warrant exercise price																			$ 9.33
15% Senior Secured Convertible Promissory Notes [Member] | Accredited Investor [Member] | Securities Purchase Agreements [Member]
Debt Instrument [Line Items]
Interest rate															15.00%
Secured convertible notes debt															$ 2,973,000
Notes payable, related parties															$ 100,000
Debt instrument maturity description															Mature 18 months from issuance
Debt instrument conversion price		$ 1.00
Debt conversion description		The Investors may elect to convert all or part of the SPA Notes, plus accrued interest, at any time into shares of common stock of the Company at a conversion price of $1.00 (the "Fixed Conversion Price"); provided, however, in the event the per share price of a public offering multiplied by twenty five percent (25%) at the time of the listing of the shares of common stock on an exchange (the "Listing Event") is less than $1.00 (the "Discounted Public Offering Price") then the conversion price shall be reset to equal the Discounted Public Offering Price. In the event the Investors are required to execute a Lock Up Agreement concurrent with a public offering at the time of the Listing Event, then the Fixed Conversion Price shall be 17.5% of the per share offering price paid by the investors in the public offering in conjunction with an uplisting to a national exchange.
15% Senior Secured Convertible Promissory Notes [Member] | Accredited Investor [Member] | Securities Purchase Agreements [Member] | Warrants [Member]
Debt Instrument [Line Items]
Warrants to purchase common stock															1,486,500
Warrants term															5 years
Warrant exercise price															$ 1.20
Number of warrants conversion shares of common stock percentage															50.00%
Percentage for warrant exercise price adjusted conversion price															120.00%
12% Secured Convertible Notes [Member] | Accredited Investor [Member] | Securities Purchase Agreements [Member]
Debt Instrument [Line Items]
Interest rate															12.00%
Secured convertible notes debt															$ 3,500,000
Debt instrument maturity description															Mature 18 months from issuance
Debt instrument conversion price															$ 2.00
Debt conversion description															The April 2019 Investors may elect to convert all or part of the April 2019 Notes, plus accrued interest, at any time into shares of common stock of the Company at a conversion price of $2.00 per share (the "April 2019 Conversion Price"); provided, however, in the event the per share price of a public offering multiplied by fifty percent (50%) at the time of the Company listing on a national exchange (the "Discounted Public Offering Price") is less than $2.00 then the April 2019 Conversion Price shall be reset to equal the lesser of (i) Discounted Public Offering Price or (ii) a price per share equal to a $20 million valuation.
12% Secured Convertible Notes [Member] | Accredited Investor [Member] | Securities Purchase Agreements [Member] | Warrants [Member]
Debt Instrument [Line Items]
Warrants to purchase common stock															875,000
Warrants term															5 years
Number of warrants conversion shares of common stock percentage															50.00%
Percentage for warrant exercise price adjusted conversion price															115.00%
Securities Purchase Agreements [Member] | Accredited Investor [Member]
Debt Instrument [Line Items]
Interest rate													15.00%				15.00%
Secured convertible notes debt			$ 1,550,000										$ 2,165,000				$ 2,165,000
Notes payable, related parties			$ 400,000
Debt instrument maturity description			The company and certain note holders, including related parties, agreed to extend the maturity date of the convertible notes payable, as amended and extended on or about August 2018, in the aggregate principal amount of $1,550,000, of which $400,000 was to related parties, to be upon the earlier of (a) January 24, 2020 or (b) the first day the company's stock is publicly traded. All interest due and payable on the notes, shall be converted into shares of common stock at a conversion price of $1.00 per share.										Mature 18 months from issuance
Debt instrument conversion price			$ 1.00										$ 1.00				$ 1.00
Other notes payable													$ 635,000				$ 635,000
Other Convertible Notes [Member]
Debt Instrument [Line Items]
Repayment of other debt							150,000
Repayment of related party debt							$ 100,000
Number of shares issued for interest on other notes payable							111,666
Number of shares issued for interest on other notes payable, value							$ 111,666
Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Interest rate				10.00%														10.00%
Debt instrument conversion price				$ 1.625
Debt conversion description				Convertible at the option of the holder into common stock at a price per share of $1.625 (50% of initial public offering price), and, if not converted, will become due and payable along with the principal amount upon the earlier of (a) six months following the extension or (b) the approval of the Form 1-A Registration Statement		The note as amended and extended on January 29, 2018, will automatically convert into shares of the Company's common stock upon the earlier of (a) twelve months from the extension date or (b) the approval of the Form 1-A Registration Statement, at a 50% discount to the initial public offering price.		The notes are convertible into shares of the Company's stock upon the earlier of (a) six months from the issue date or (b) the first day the company's stock is publicly traded or (c) converted at the option of the holder.						The notes are convertible into shares of the Company's stock upon the earlier of (a) six months from the issue date or (b) the first day the company's stock is publicly traded or (c) converted at the option of the holder.
Warrants to purchase common stock																		84,736
Warrants term								3 years										3 years
Warrants issued in connection with convertible debt															$ 548,354	359,900	399,554
Beneficial conversion feature															$ 548,020	$ 3,051,080	$ 2,959,506
Proceeds from related party debt					$ 100,000									$ 550,000
Convertible Promissory Note [Member] | Warrants [Member]
Debt Instrument [Line Items]
Warrants to purchase common stock								68,500						407,000		407,000
Warrant exercise price								$ 3.25						$ 3.25		$ 3.25
Other Notes Payable [Member]
Debt Instrument [Line Items]
Interest rate																		10.00%
Debt instrument maturity description			The Company and certain note holders, including related parties, agreed to extend the maturity date of the notes payable, as amended and extended on or about August 2018, in the aggregate principal amount of $560,000 to be upon the earlier of (a) January 24, 2020 or (b) the first day the company's stock is publicly traded.															Stated interest rate of 10% per the original 60-day-term.
Debt instrument conversion price			$ 1.00
Repayment of other debt							560,000
Repayment of related party debt							$ 335,000
Number of shares issued for interest on other notes payable							479,323
Number of shares issued for interest on other notes payable, value							$ 479,323
Other notes payable			$ 560,000
Promissory Note [Member]
Debt Instrument [Line Items]
Interest rate	15.00%
Proceeds from related party debt	$ 91,000